Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Reconciliation between Taxes on Income / Losses

A reconciliation between taxes on income / losses reflected on the Consolidated statement of profit or loss and other comprehensive income and the expected income tax benefit, based on the Company’s statutory tax rate, for the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
	€’000	€’000	€’000
Profit/ (loss) before tax	(13,706)	(30,857)	(27,313)
Tax using Company’s domestic tax rate at 12.5%	1,713	3,857	3,414
Tax effect of:
Non-deductible expenses / non-taxable income	(764)	(967)	(842)
Current-year losses for which no deferred tax asset is recognized	(805)	(4,647)	(3,973)
Impacts of different foreign tax rates	156	1,916	1,435
Tax expense of acquired subsidiary (QIND)	(25)
Total tax charge	275	159	34